CONVERTIBLE DEBENTURES - Changes in Debentures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning of period	$ 84,961
Repurchase of debentures	0	$ (44,034)
Interest paid	4,218	(4,648)
Carrying amount, end of year	0	$ 84,961
Convertible Unsecured Debentures
Disclosure of detailed information about borrowings [line items]
Repurchase of debentures	(44,034)
Interest paid	(4,816)
Interest expense	4,816
Conversions	(48,559)
Unwinding of discount	3,349
Foreign currency translation	$ 4,283